INVESTMENTS - Carrying Value of Non-marketable Equity Securities Measured Using the Measurement Alternative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity Securities without Readily Determinable Fair Value, Annual Amount [Abstract]
Measurement alternative - carrying value	$ 1,413,000,000	$ 962,000,000
Measurement alternative - impairment losses	25,000,000	56,000,000
Measurement alternative - downward changes for observable prices	0	19,000,000
Measurement alternative - upward changes for observable prices	406,000,000	144,000,000
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount [Abstract]
Measurement alternative - impairment losses	87,000,000
Measurement alternative - downward changes for observable prices	3,000,000
Measurement alternative - upward changes for observable prices	699,000,000
Impairment loss recognized in earnings for non-marketable equity securities carried at cost	$ 0	$ 0